SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENT
26.	SUBSEQUENT EVENT

On March 18, 2016, the Board of Directors of the Company approved a modification to lower the exercise prices and extend the vesting schedules of certain outstanding share options held by active employees as of March 18, 2016. A total of 4,572,234 share options awarded in 2013, 2014 and 2015 under the 2011 Share Incentive Plan were modified to state an exercise price of $17.27 per ADS or $5.7567 per share, which reflected the closing price of the Company’s ADS on the NASDAQ Global Select Market on the modification date.